Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 14 - Leases

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company would exercise the option.

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Components of lease expense
Operating lease cost	4,014	4,428	4,869
Short-term lease	62	52	100

Total lease expenses	4,076	4,480	4,969

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	3,913	4,497	4,843

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	3,503	1,300	19,166

For the year ended December 31, 2023, the weighted average remaining lease term is approximately seven years, and the weighted average discount rate is 5 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2023 were as follows:

$ thousands

2024	3,937
2025	3,379
2026	2,665
2027	2,465
2028 and thereafter	7,886
Total operating lease payments	20,332
Less: imputed interest	2,727
Present value of lease liability	17,605